UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Damian Resnik
Title:  Chief Compliance Officer
Phone:  (441) 296-0222


Signature, Place and Date of Signing:

/s/ Damian Resnik                   Hamilton, Bermuda            May 15, 2009
----------------------              ------------------        -----------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       60

Form 13F Information Table Value Total:       $136,335
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

                        FORM 13F INFORMATION TABLE


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
COLUMN 1                    COLUMN  2          COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE        SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS          CUSIP       (X$1000)      PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
ACTIVISION BLIZZARD INC       COM              00507V109      2,009      192,100  SH           SOLE      NONE     192,100
AES CORP                      COM              00130H105        883      152,000  SH           SOLE      NONE     152,000
AK STL HLDG CORP              COM              001547108      7,591    1,066,200  SH           SOLE      NONE   1,066,200
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206        540       14,700  SH           SOLE      NONE      14,700
ARCH COAL INC                 COM              039380100        428       32,000  SH           SOLE      NONE      32,000
ATLAS PIPELINE PARTNERS LP    UNIT L P INT     049392103        525      134,000  SH           SOLE      NONE     134,000
AU OPTRONICS CORP             SPONSORED ADR    002255107      4,839      576,700  SH           SOLE      NONE     576,700
BEST BUY INC                  COM              086516101      7,212      190,000  SH           SOLE      NONE     190,000
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        446       34,500  SH           SOLE      NONE      34,500
CHESAPEAKE ENERGY CORP        COM              165167107        435       25,500  SH           SOLE      NONE      25,500
COLLECTIVE BRANDS INC         COM              19421W100        516       53,000  SH           SOLE      NONE      53,000
COMMUNITY HEALTH SYS INC NEW  COM              203668108        890       58,000  SH           SOLE      NONE      58,000
CONSTELLATION BRANDS INC      CL A             21036P108        399       33,500  SH           SOLE      NONE      33,500
DEAN FOODS CO NEW             COM              242370104        407       22,500  SH           SOLE      NONE      22,500
DISH NETWORK CORP             CL A             25470M109        461       41,500  SH           SOLE      NONE      41,500
E TRADE FINANCIAL CORP        COM              269246104      1,453    1,172,000  SH           SOLE      NONE   1,172,000
EDISON INTL                   COM              281020107        461       16,000  SH           SOLE      NONE      16,000
EXPEDIA INC DEL               COM              30212P105      1,035      114,000  SH           SOLE      NONE     114,000
FIFTH THIRD BANCORP           COM              316773100      2,920    1,000,000  SH           SOLE      NONE   1,000,000
GOLDMAN SACHS GROUP INC       COM              38141G104      2,025       19,100  SH           SOLE      NONE      19,100
GRUPO TELEVISA SA DE CV       SP ADR REP ORD   40049J206     16,929    1,241,100  SH           SOLE      NONE   1,241,100
HEALTHSOUTH CORP              COM              421924309        488       55,000  SH           SOLE      NONE      55,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105      1,258      320,000  SH           SOLE      NONE     320,000
INTERPUBLIC GROUP COS INC     COM              460690100        453      110,000  SH           SOLE      NONE     110,000
ISHARES TR                    MSCI EMERG MKT   464287234      8,646      348,500  SH           SOLE      NONE     348,500
JAMES RIVER COAL CO           COM NEW          470355207        864       70,000  SH           SOLE      NONE      70,000
JARDEN CORP                   COM              471109108        950       75,000  SH           SOLE      NONE      75,000
JONES APPAREL GROUP INC       COM              480074103        464      110,000  SH           SOLE      NONE     110,000
KEYCORP NEW                   COM              493267108      1,928      245,000  SH           SOLE      NONE     245,000
LAMAR ADVERTISING CO          CL A             512815101        634       65,000  SH           SOLE      NONE      65,000
LAS VEGAS SANDS CORP          COM              517834107      1,496      497,000  SH           SOLE      NONE     497,000
LEVEL 3 COMMUNICATIONS INC    COM              52729N100      1,104    1,200,000  SH           SOLE      NONE   1,200,000
LIBERTY GLOBAL INC            COM SER A        530555101      1,150       79,000  SH           SOLE      NONE      79,000
LIZ CLAIBORNE INC             COM              539320101        556      225,000  SH           SOLE      NONE     225,000
MCMORAN EXPLORATION CO        COM              582411104        870      185,000  SH           SOLE      NONE     185,000
MECHEL OAO                    SPONSORED ADR    583840103      4,592    1,101,100  SH           SOLE      NONE   1,101,100
MGM MIRAGE                    COM              552953101        680      292,000  SH           SOLE      NONE     292,000
MIRANT CORP NEW               COM              60467R100        912       80,000  SH           SOLE      NONE      80,000
MORGAN STANLEY                COM NEW          617446448      1,997       87,700  SH           SOLE      NONE      87,700
NRG ENERGY INC                COM NEW          629377508        449       25,500  SH           SOLE      NONE      25,500
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109      5,830      891,404  SH           SOLE      NONE     891,404
OWENS ILL INC                 COM NEW          690768403        520       36,000  SH           SOLE      NONE      36,000
PENSKE AUTOMOTIVE GRP INC     COM              70959W103      1,278      137,000  SH           SOLE      NONE     137,000
PLAINS EXPL & PRODTN CO       COM              726505100        439       25,500  SH           SOLE      NONE      25,500
POTASH CORP SASK INC          COM              73755L107     15,920      197,000  SH           SOLE      NONE     197,000
QWEST COMMUNICATIONS INTL IN  COM              749121109        923      270,000  SH           SOLE      NONE     270,000
REGIONS FINANCIAL CORP NEW    COM              7591EP100      2,045      480,000  SH           SOLE      NONE     480,000
RYANAIR HLDGS PLC             SPONSORED ADR    783513104        319       13,800  SH           SOLE      NONE      13,800
SCHWAB CHARLES CORP NEW       COM              808513105      9,300      600,000  SH           SOLE      NONE     600,000
SMITHFIELD FOODS INC          COM              832248108        487       51,500  SH           SOLE      NONE      51,500
SPDR SERIES TRUST             SPDR KBW BK ETF  78464A797      5,405      390,000  SH           SOLE      NONE     390,000
SPRINT NEXTEL CORP            COM SER 1        852061100        828      232,000  SH           SOLE      NONE     232,000
STEEL DYNAMICS INC            COM              858119100        542       61,500  SH           SOLE      NONE      61,500
SUNTECH PWR HLDGS CO LTD      ADR              86800C104      4,325      370,000  SH           SOLE      NONE     370,000
SUNTRUST BKS INC              COM              867914103      1,820      155,000  SH           SOLE      NONE     155,000
SYNGENTA AG                   SPONSORED ADR    87160A100      2,190       54,600  SH           SOLE      NONE      54,600
TYSON FOODS INC               CL A             902494103        451       48,000  SH           SOLE      NONE      48,000
U S G CORP                    COM NEW          903293405        487       64,000  SH           SOLE      NONE      64,000
VIRGIN MEDIA INC              COM              92769L101        912      190,000  SH           SOLE      NONE     190,000
WYNN RESORTS LTD              COM              983134107        419       21,000  SH           SOLE      NONE      21,000
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